Long Term Debt - Proceed from New Senior Secured Credit Facility (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Debt Instrument [Line Items]
Outstanding principal, senior notes/ senior discount notes	$ 200,000
Outstanding principal	144,375	1,500	1,875
Legal expenses	41
Total payments to retire prior debt	100,000
Total payments to retire prior debt	516,399
Payments of costs associated with new debt issuance	8,212	818
Administrative fee paid to administrative agent	31
Payments of financing costs, total	8,243
Retained cash	4,033
Total proceeds	528,675
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	143,509
Accrued and unpaid interest	460
Legal expenses	41
Total payments to retire prior debt	144,010
11% Senior Notes [Member]
Debt Instrument [Line Items]
Outstanding principal, senior notes/ senior discount notes	200,000
Accrued and unpaid interest	3,239
Premium for early redemption	11,000
Additional interest paid to trustee	1,833
Total payments to retire prior debt	216,072
12.25% Senior Discount Notes [Member]
Debt Instrument [Line Items]
Outstanding principal, senior notes/ senior discount notes	100,000
Previously accreted interest expense	41,852
Current year interest accretion included in interest expense, net	8,341
Premium for early redemption	4,646
Additional interest paid to trustee	1,478
Total payments to retire prior debt	$ 156,317